Financial Information of Parent Company Statements of Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Cost of revenues	$ (251,540)	$ (181,121)	$ (125,689)
Operating expenses:
General and administrative expenses	(63,279)	(50,768)	(44,277)
Selling and marketing expenses	(32,855)	(27,685)	(17,468)
Research and development expenses	(4,951)	(3,684)	(3,852)
Total operating expenses	(101,085)	(82,137)	(65,597)
Changes in fair value of contingent consideration in connection with business combination	(1,118)	(4,969)	28
Income (loss) from operations	28,280	17,354	10,327
Interest income	775	1,118	180
Interest expense	(1,966)	(1,424)	(5,742)
Changes in fair value of convertible notes derivatives		2,832	(8,428)
Net (loss) income attributable to iSoftStone Holdings Limited	22,109	18,845	(3,182)
Parent Company
Condensed Financial Statements, Captions [Line Items]
Cost of revenues	(509)	(307)	(175)
Operating expenses:
General and administrative expenses	(11,491)	(9,263)	(8,581)
Selling and marketing expenses	(1,442)	(1,225)	(273)
Research and development expenses	(198)	(188)	(7)
Total operating expenses	(13,131)	(10,676)	(8,861)
Changes in fair value of contingent consideration in connection with business combination			(49)
Other operating income	1,068	193
Income (loss) from operations	(12,572)	(10,790)	(9,085)
Interest income	175	430	62
Interest expense		(654)	(4,418)
Changes in fair value of convertible notes derivatives		2,832	(8,428)
Net loss before income from subsidiaries and VIE	(12,397)	(8,182)	(21,869)
Income from subsidiaries and VIE	34,506	27,027	18,687
Net (loss) income attributable to iSoftStone Holdings Limited	$ 22,109	$ 18,845	$ (3,182)